Information about Allowance for Credit Losses (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Consumer Loan USD ($)	Mar. 31, 2011 Consumer Loan JPY (¥)	Mar. 31, 2011 Corporate Non-recourse loans JPY (¥)	Mar. 31, 2011 Corporate Non-recourse loans USD ($)	Mar. 31, 2011 Corporate Other loans USD ($)	Mar. 31, 2011 Corporate Other loans JPY (¥)	Mar. 31, 2011 Purchased loans JPY (¥)		Mar. 31, 2011 Purchased loans USD ($)		Mar. 31, 2011 Direct financing leases USD ($)	Mar. 31, 2011 Direct financing leases JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Credit Losses, Ending Balance	$ 1,854	¥ 154,150	¥ 157,523	$ 206	¥ 17,096	¥ 27,426	$ 329	$ 854	¥ 70,972	¥ 17,455	[1]	$ 210	[1]	$ 255	¥ 21,201
Allowance for Credit Losses, Individually Evaluated for Impairment	1,170	97,323		36	3,016	23,123	278	663	55,170	16,014	[1]	193	[1]	0	0
Allowance for Credit Losses, Not Individually Evaluated for Impairment	684	56,827		170	14,080	4,303	51	191	15,802	1,441	[1]	17	[1]	255	21,201
Financing receivables, Ending Balance	45,704	3,800,299		10,108	840,419	952,573	11,456	12,809	1,065,119	111,335	[1]	1,339	[1]	9,992	830,853
Financing receivables, Individually Evaluated for Impairment	3,753	312,031	348,143	100	8,312	73,029	879	2,333	194,005	36,685	[1]	441	[1]	0	0
Financing receivables, Not Individually Evaluated for Impairment	$ 41,951	¥ 3,488,268		$ 10,008	¥ 832,107	¥ 879,544	$ 10,577	$ 10,476	¥ 871,114	¥ 74,650	[1]	$ 898	[1]	$ 9,992	¥ 830,853

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").